Financial Instruments and Fair Value Disclosures (Schedule of company's charter revenues) (Details) - Customer Concentration Risk - Revenue Benchmark	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Minimum
Concentration Risk [Line Items]
Percentage of charter revenues	10.00%	10.00%
Cargill International SA
Concentration Risk [Line Items]
Percentage of charter revenues	0.16%	0.18%
Koch Shipping PTE LTD. Singapore
Concentration Risk [Line Items]
Percentage of charter revenues		0.15%